Summary of Stock Option Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Options
Beginning Balance	223,055
Forfeited during the year	(3,500)	(4,000)
Vested	0	0
Ending Balance	378,440	223,055
Weighted-Average Exercise Price
Beginning Balance	$ 24.16
Forfeited during the period	20.87	$ 23.18
Vested	0	0
Ending Balance	$ 21.52	$ 24.16
Weighted-Average Remaining Contractual Term (years)
Ending Balance	9 years 2 months 16 days	8 years 10 months 10 days
Aggregate Intrinsic Value, End of period	$ 181,129
April 14, 2014
Options
Granted		197,055
Weighted-Average Exercise Price
Granted		$ 24.29
Weighted-Average Remaining Contractual Term (years)
Granted		8 years 9 months 18 days
October 14, 2014
Options
Granted		30,000
Weighted-Average Exercise Price
Granted		$ 23.18
Weighted-Average Remaining Contractual Term (years)
Granted		9 years 3 months 18 days
March 17, 2015
Options
Granted	158,885
Weighted-Average Exercise Price
Granted	$ 17.80
Weighted-Average Remaining Contractual Term (years)
Granted	9 years 2 months 19 days